Condensed Financial Information of DHT Holdings, Inc. (parent company only), Summary (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Percentage of restricted net assets of consolidated subsidiaries exceeds of consolidated net assets	25.00%	25.00%	25.00%